UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-08659

The Henssler Funds, Inc.

(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and Address of Agent for Service)

With copy to:
Pascual LLC

Tower Place 100

3340 Peachtree Road, N.E.

Suite 1690

Atlanta, GA 30326

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: November 1, 2017 – January 31, 2018

Item 1 – Schedule of Investments.

THE HENSSLER EQUITY FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.31%
Consumer Discretionary - 13.36%
Auto Components - 1.64%
Magna International, Inc.	12,200	$697,230

Automobiles - 1.26%
Thor Industries, Inc.	3,900	532,974

Distributors - 2.65%
Genuine Parts Co.	5,500	572,385
LKQ Corp.(1)	13,200	554,796
		1,127,181
Diversified Consumer Services - 1.33%
Service Corp. International	14,100	563,577

Hotels, Restaurants & Leisure - 1.04%
Cheesecake Factory, Inc.	9,000	442,710

Leisure Products - 1.01%
Sturm Ruger & Co., Inc.	8,100	428,895

Multiline Retail - 1.30%
Big Lots, Inc.	9,100	553,098

Specialty Retail - 1.36%
Monro, Inc.	10,200	576,300

Textiles, Apparel & Luxury Goods - 1.77%
Michael Kors Holdings, Ltd.(1)	11,400	752,400

Total Consumer Discretionary		5,674,365

Consumer Staples - 3.80%
Food Products - 2.16%
B&G Foods, Inc.	12,800	422,400
Sanderson Farms, Inc.	3,900	494,910
		917,310
Tobacco - 1.64%
Universal Corp.	14,500	696,000

Total Consumer Staples		1,613,310

Energy - 1.76%
Energy Equipment & Services - 1.76%
Dril-Quip, Inc.(1)	14,500	748,925

Total Energy		748,925

Financials - 19.08%
Banks - 4.50%
Commerce Bancshares, Inc.	11,081	648,349
Cullen/Frost Bankers, Inc.	6,800	723,588
East West Bancorp, Inc.	8,200	540,462
		1,912,399
Capital Markets - 3.14%
CBOE Holdings, Inc.	6,000	806,340

	Shares	Value
Capital Markets (continued)
Waddell & Reed Financial, Inc. - Class A	22,900	$526,700
		1,333,040
Insurance - 6.48%
American Financial Group, Inc.	5,200	589,368
CNA Financial Corp.	10,100	547,016
Everest Re Group, Ltd.	1,800	413,640
Reinsurance Group of America, Inc.	3,900	610,935
Torchmark Corp.	6,500	590,525
		2,751,484
Real Estate Investment Trust - 2.27%
Weingarten Realty Investors	32,600	963,330

Thrifts & Mortgage Finance - 2.69%
Northwest Bancshares, Inc.	36,100	608,285
OceanFirst Financial Corp.	20,300	536,935
		1,145,220
Total Financials		8,105,473

Health Care - 8.71%
Biotechnology - 1.46%
United Therapeutics Corp.(1)	4,800	619,200

Health Care Equipment & Supplies - 1.77%
Varian Medical Systems, Inc.(1)	5,900	752,250

Health Care Providers & Services - 3.80%
DaVita, Inc.(1)	9,100	710,164
Premier, Inc. - Class A(1)	27,900	905,355
		1,615,519
Life Sciences Tools & Services - 1.68%
Waters Corp.(1)	3,300	711,513

Total Health Care		3,698,482

Industrials - 16.76%
Aerospace & Defense - 1.78%
Spirit AeroSystems Holdings, Inc. - Class A	7,400	757,464

Air Freight & Logistics - 1.29%
Expeditors International of Washington, Inc.	8,406	545,970

Commercial Services & Supplies - 2.95%
Cintas Corp.	4,300	724,335
Healthcare Services Group, Inc.	9,600	529,728
		1,254,063
Electrical Equipment - 3.03%
Acuity Brands, Inc.	2,900	447,876
Hubbell, Inc.	6,173	839,219
		1,287,095
Industrial Conglomerates - 1.32%
Carlisle Cos., Inc.	4,900	559,629

Machinery - 2.59%
WABCO Holdings, Inc.(1)	3,700	571,243
Woodward, Inc.	6,800	527,136
		1,098,379
Road & Rail - 2.40%
Landstar System, Inc.	9,200	1,021,660

	Shares	Value
Trading Companies & Distributors - 1.40%
Watsco, Inc.	3,300	$593,307

Total Industrials		7,117,567

Information Technology - 15.51%
Communications Equipment - 1.63%
F5 Networks, Inc.(1)	4,800	693,792

Electronic Equipment & Instruments - 1.40%
OSI Systems, Inc.(1)	9,000	594,720

Internet Software & Services - 1.19%
NIC, Inc.	30,400	504,640

IT Services - 5.30%
MAXIMUS, Inc.	15,500	1,056,790
Teradata Corp.(1)	29,500	1,194,750
		2,251,540
Software - 5.99%
Check Point Software Technologies, Ltd.(1)	6,400	661,824
Citrix Systems, Inc.(1)	11,100	1,029,636
Synopsys, Inc.(1)	9,200	852,012
		2,543,472
Total Information Technology		6,588,164

Materials - 9.34%
Chemicals - 4.84%
Eastman Chemical Co.	10,600	1,051,308
Nutrien, Ltd.(1)	19,178	1,003,776
		2,055,084
Containers & Packaging - 4.50%
Avery Dennison Corp.	9,100	1,116,388
Bemis Co., Inc.	17,000	794,580
		1,910,968
Total Materials		3,966,052

Real Estate - 4.88%
Equity Real Estate Investment - 4.88%
Digital Realty Trust, Inc.	9,900	1,108,305
Federal Realty Investment Trust	8,000	966,400
		2,074,705
Total Real Estate		2,074,705

Utilities - 5.11%
Electric Utilities - 1.90%
ALLETE, Inc.	4,900	354,956
Hawaiian Electric Industries, Inc.	13,300	453,663
		808,619
Gas Utilities - 1.37%
New Jersey Resources Corp.	8,300	322,040
UGI Corp.	5,700	260,889
		582,929
Multi Utilities - 1.84%
MDU Resources Group, Inc.	16,400	434,272

	Shares	Value
Multi Utilities (continued)
Vectren Corp.	5,700	$345,591
		779,863
Total Utilities		2,171,411

TOTAL COMMON STOCKS
(COST $34,261,560)		41,758,454

SHORT TERM INVESTMENTS - 1.78%
Federated Government Obligations Fund - Institutional Shares, 7-day Yield 1.18%	756,815	756,815

TOTAL SHORT TERM INVESTMENTS
(COST $756,815)		756,815

TOTAL INVESTMENTS (100.09%)		42,515,269
(COST $35,018,375)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.09%)		(39,066)

NET ASSETS (100.00%)		$42,476,203

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments

January 31, 2018 (Unaudited)

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on June 15, 2011. The Fund’s investment strategy is to seek growth of capital.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by The Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financials Services- Investment Companies.

Accounting Estimates — In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange-traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost as Level 1 or 2 within the hierarchy. See Fair Value Measurements section in the notes for additional information used to value The Fund’s investments.

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carry forwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Distributions to Shareholders — Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Reclassifications — GAAP requires certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Expenses that are specific to a class of shares of The Fund are charged directly to the share class. The Fund’s realized and unrealized gains and losses, net investment income, and expenses other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value The Fund’s investments as of January 31, 2018:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$41,758,454	$–	$–	$41,758,454
Short-Term Investments	756,815	–	–	756,815
TOTAL	$42,515,269	$–	$–	$42,515,269

*	See Schedule of Investments for industry classification.

It is The Fund’s policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

There were no transfers into or out of Levels 1 and 2 during the nine months ended January 31, 2018.

For the nine months ended January 31, 2018, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value.

Item 2 - Controls and Procedures.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President and Principal Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President and Principal Executive Officer

Date:	March 26, 2018

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer and Principal Financial Officer

Date:	March 26, 2018